Consolidated Balance Sheets (Parentheticals)		Dec. 31, 2025 ¥ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 ¥ / shares shares
Statement of Financial Position [Abstract]
Ordinary shares, shares authorized (in Shares)	[1]	156,000,000,000	156,000,000,000	156,000,000,000
Ordinary shares, par value per share (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ 0.0001	$ 0.0001	¥ 0.0001
Ordinary shares, shares issued (in Shares)	[1]	43,000,000	43,000,000	40,000,000
Ordinary shares, shares outstanding (in Shares)	[1]	43,000,000	43,000,000	40,000,000

[1]	Ordinary shares, shares associated amounts and per share data are presented on a retroactive basis to reflect the reorganization as described in Note 1, and to reflect a stock split and nominal share issuance as described in Note 12.